Note 15 - Other Long-Term Liabilities	12 Months Ended
Oct. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

15.     Other Long-Term Liabilities

As of October 31	2013	2012
Post-retirement obligations(Note 24)	$15,096	$55,516
Asset retirement obligation(Note 28)	12,980	12,570
Captive insurance liability(Note 26)	2,275	2,505
Restructuring provision(Note 19)	-	191
Other	5,432	3,686
Other long-term liabilities	$35,783	$74,468